FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                   ---------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.

Franklin Templeton Global Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2005
--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Hard Currency Fund .................................   3
Notes to Statement of Investments .....................................   4









                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON HARD CURRENCY FUND                                                PRINCIPAL AMOUNT B      VALUE
---------------------------------------------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT AND AGENCY SECURITIES 58.8%
 a Canada Treasury Bills, 8/11/05 - 12/15/05 .......................................      24,510,000 CAD      $ 19,903,158
 a Denmark Treasury Bills, 8/01/05 - 2/01/06 .......................................      66,575,000 DKK        10,789,495
 a Dutch Treasury Bill, 3/31/06 ....................................................       4,000,000 EUR         4,849,602
 a French Treasury Bill, 1/19/06 ...................................................       4,850,000 EUR         5,819,037
 a German Treasury Bill, 12/07/05 ..................................................       6,000,000 EUR         7,218,417
   Government of Austria, 3.90%, 10/20/05 ..........................................       2,000,000 EUR         2,434,136
   Government of New Zealand, Strip, 6/21/06 .......................................      31,630,000 NZD        20,394,068
   Government of Sweden, Strip, 3/15/06 ............................................      33,000,000 SEK         4,201,581
 a Norwegian Treasury Bills, 9/21/05 - 12/21/05 ....................................      69,770,000 NOK        10,711,113
 a Singapore Treasury Bill, 11/30/05 ...............................................      28,000,000 SGD        16,802,663
   Spain Letras Del Tesoro, Strip, 2/17/06 .........................................       4,000,000 EUR         4,684,667
 a Sweden Treasury Bills, 9/21/05 - 12/21/05 .......................................     100,350,000 SEK        12,859,534
                                                                                                              -------------
   TOTAL FOREIGN GOVERNMENT  AND AGENCY SECURITIES (COST $125,094,348) .............                           120,667,471
                                                                                                              -------------

   U.S. GOVERNMENT AND AGENCY SECURITIES 37.8%
 a Federal Home Loan Bank, 8/01/05 .................................................      13,961,000            13,961,000
 a U.S. Treasury Bills, 9/08/05 - 9/29/05 ..........................................      64,000,000            63,747,921
                                                                                                              -------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $77,707,755) ..................                            77,708,921
                                                                                                              -------------

   TOTAL INVESTMENTS (COST $202,802,103) 96.6% .....................................                           198,376,392
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.9)% ........................                            (1,907,220)
   OTHER ASSETS, LESS LIABILITIES 4.3% .............................................                             8,834,811
                                                                                                              -------------
   NET ASSETS 100.0% ...............................................................                          $205,303,983
                                                                                                              -------------

CURRENCY ABBREVIATIONS:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar




a The security is traded on a discount basis with no stated coupon rate.
b The principal amount is stated in U.S. dollars unless otherwise indicated.





 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Templeton Global Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust, which is an open-end investment company registered under the Investment Company Act of 1940.


1. INCOME TAXES

At July 31, 2005 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $202,802,095
                                                            -------------

Unrealized appreciation ................................    $    155,142
Unrealized depreciation ................................      (4,580,845)
                                                            -------------
Net unrealized appreciation (depreciation) .............    $ (4,425,703)
                                                            -------------



2. FORWARD EXCHANGE CONTRACTS

At July 31, 2005, the Fund had the following forward exchange contracts outstanding.

------------------------------------------------------------------------------------------------------
                                                                 IN        SETTLEMENT     UNREALIZED
  CONTRACTS TO BUY                                          EXCHANGE FOR      DATE        GAIN (LOSS)
------------------------------------------------------------------------------------------------------
       6,250,000 Singapore Dollar ..................   U.S.  $ 3,786,043     1/09/06   U.S. $   2,134
       7,000,000 Polish Zloty ......................           2,066,299     1/17/06           13,158
     475,000,000 Korean Won ........................             461,613     4/03/06            3,660
         320,000 Canadian Dollar ...................             258,858     4/05/06            4,519
       3,250,000 Norwegian Krone ...................             498,504     4/05/06            7,627
   3,450,000,000 Korean Won ........................           3,379,040     4/27/06            1,597
                                                             -----------                    ---------
                                                       U.S.  $10,450,357                       32,695
                                                             -----------                    ---------
                 Unrealized gain on forward exchange contracts ......................  U.S. $  32,695
                                                                                            ---------



4 |  Quarterly Statement of Investments

Franklin Templeton Global Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)


---------------------------------------------------------------------------------------------------------
                                                                 IN        SETTLEMENT     UNREALIZED
  CONTRACTS TO BUY                                          EXCHANGE FOR      DATE        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
   41,420,000,000 Indonesian Rupiah..............    U.S.    $ 4,422,851      8/31/05   U.S. $  (226,083)
      465,840,000 Korean Won.....................                461,228      8/31/05   U.S.      (5,968)
        6,200,000 Swiss Franc....................              5,392,242      9/19/05           (561,718)
    8,380,000,000 Korean Won.....................              8,359,102      9/20/05           (168,897)
        4,190,340 Swedish Krona..................                600,000      9/29/05            (58,902)
        3,760,320 Norwegian Krone................                600,000      9/30/05            (19,421)
        1,991,865 Polish Zloty...................                612,881     10/27/05            (20,831)
        1,400,000 Swiss Franc....................              1,189,566     11/02/05            (94,648)
   11,000,000,000 Indonesian Rupiah..............              1,142,264     11/16/05            (43,558)
        4,000,000 Polish Zloty...................              1,210,910     11/16/05            (22,138)
       20,000,000 Thailand Bhat..................                508,647     11/16/05            (27,829)
        8,350,000 Singapore Dollar...............              5,078,149     11/28/05            (29,354)
       24,900,000 Australian Dollar..............             18,952,635     12/19/05           (236,214)
      252,650,000 Korean Won.....................                250,000     12/27/05             (2,863)
        1,400,000 Canadian Dollar................              1,157,503      1/19/06             (7,866)
          975,000 Australian Dollar..............                744,998      1/30/06            (13,335)
   31,500,000,000 Indonesian Rupiah..............              3,231,010      2/23/06           (135,710)
    1,000,000,000 Korean Won.....................              1,004,520      2/23/06            (25,599)
          840,000 Polish Zloty...................                250,373      2/24/06               (860)
      140,000,000 Thailand Bhat..................              3,508,772      2/24/06           (143,792)
      235,000,000 Thailand Bhat..................              5,726,121      3/22/06            (83,051)
    1,400,000,000 Korean Won.....................              1,378,631      4/26/06             (6,800)
    6,000,000,000 Indonesian Rupiah..............                588,235      4/27/06             (4,478)
                                                            ------------                     ------------
                                                     U.S.   $ 66,370,638                      (1,939,915)
                                                            ------------                     ------------
                  Unrealized loss on forward exchange contracts .....................         (1,939,915)
                                                                                             ------------
                        Net unrealized loss on forward exchange contracts ...........   U.S. $(1,907,220)
                                                                                             ------------





For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                          Quarterly Statement of Investments | 5


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005







                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer